Lease - Summary of lease cost recognized in statements of comprehensive (loss) income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of lease cost
Operating lease expense	¥ 89,629	¥ 74,869	¥ 43,469
Short-term lease expense	5,596	3,174	1,611
Total lease cost	¥ 95,225	¥ 78,043	¥ 45,080